Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Property and equipment
Property and equipment, gross	$ 12,774		$ 8,714	$ 6,733
Less accumulated depreciation and amortization	(5,192)		(4,558)	(3,489)
Property and equipment, net	7,582		4,156	3,244
Depreciation and amortization expense	638	441	1,893	1,863	1,106
Computers, peripherals, and software
Property and equipment
Property and equipment, gross	9,964		6,011	4,760
Office furniture and equipment
Property and equipment
Property and equipment, gross	1,423		1,332	923
Leasehold improvements
Property and equipment
Property and equipment, gross	$ 1,387		$ 1,371	$ 1,050